DISCONTINUED OPERATIONS (Details Narrative) - USD ($)	1 Months Ended		9 Months Ended		12 Months Ended
	Sep. 03, 2019	Nov. 16, 2017	May 31, 2020	May 31, 2019	Aug. 31, 2019	Aug. 31, 2018
Discontinued Operations and Disposal Groups [Abstract]
Sales of intangible asset	$ 857,600	$ 253,000		$ 80,000	$ 80,000	$ 253,000